Long-term debt, Schedule of maturities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 0.0
2022	578.7
2023	935.9
2024	170.1
2025	172.8
Total	$ 1,857.5	$ 1,679.7